Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets	$ 791,400	$ 623,772
Financial liabilities	2,629,380	2,561,749
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,762,633	1,725,566
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	95,899	77,405
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	37,134	46,122
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	443,288	451,603
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	268,175	234,385
Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,047	22,733
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,204	3,935
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,499,926	2,424,224
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,670,313	1,634,163
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	95,899	77,405
Financial liabilities at amortised cost, category [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	443,288	451,603
Financial liabilities at amortised cost, category [member] | Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	268,175	234,385
Financial liabilities at amortised cost, category [member] | Use Of Public Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,047	22,733
Financial liabilities at amortised cost, category [member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,204	3,935
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	129,454	137,525
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	92,320	91,403
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	37,134	46,122
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	620,537	457,259
Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,693	11,058
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,282	7,893
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	140,793	141,910
Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,093	5,649
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	2	3
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	679,240	521,648
Financial assets at amortised cost, category [member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	620,537	457,259
Financial assets at amortised cost, category [member] | Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	19,693	11,058
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	39,008	53,328
Financial assets at amortised cost, category [member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	2	3
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	107,067	96,475
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,282	7,893
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	101,785	88,582
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,093	5,649
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 5,093	$ 5,649